Vessels Under Construction - Narrative (Details) $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Property, Plant and Equipment [Line Items]
Vessels under construction	$ 0	$ 6,710	$ 180,000
Kamsarmax
Property, Plant and Equipment [Line Items]
Aggregate Purchase Price of New Vessels		25,500
Purchase price paid for New Vessels		$ 6,700
2nd Quarter 2018 [Member] | Hull 2215-TBN SBI Lynx [Member] | Kamsarmax
Property, Plant and Equipment [Line Items]
Contracts to acquire New Vessels	1	1